August 1, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  Forum Funds II
File Nos. 811-22842 and 333-188521
Pre-Effective Amendment 3

Dear Sir or Madam:

Please find enclosed for filing on behalf of Forum Funds II (the "Fund"), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 3 (the "Pre-Effective Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").

The Fund is filing the Pre-Effective Amendment to include the Fund's previous independent public accounting firms consent and make amend the Trustee and Officer table. This transmission contains a conformed signature page.  The manually signed original of this document is maintained at the offices of the Fund.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (207) 347-2075.

Very truly yours,

/s/ David Faherty

David Faherty

cc: Alison Fuller, Esq.
John Sullivan, Esq.
Stradley, Ronon, Stevens & Young, LLP